Derivative financial liability - current (Details 1) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrant one [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning
Lapsed
Granted	426,376
Exercised
Number of shares outstanding at end	426,376
Warrant two [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning
Lapsed
Granted	242,163
Exercised
Number of shares outstanding at end	242,163
Warrant three [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning	239,994
Lapsed	(16,027)
Granted		239,994
Exercised	(171,309)
Number of shares outstanding at end	52,658	239,994
Warrant four [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning	11,059
Lapsed
Granted		11,059
Exercised
Number of shares outstanding at end	11,059	11,059
Warrant five [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning	30	30	30
Lapsed
Granted
Exercised
Number of shares outstanding at end	30	30	30
Warrant seven [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning	15	15	15
Lapsed
Granted
Exercised
Number of shares outstanding at end	15	15	15
DARA Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning			204
Lapsed			(204)
Granted
Exercised
Number of shares outstanding at end
DARA Options [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding at beginning	128	138	138
Lapsed	(29)	(10)
Granted
Exercised
Number of shares outstanding at end	99	128	138